COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Sep. 02, 2020	Aug. 20, 2020	Jul. 15, 2020	Jul. 03, 2020
COMMITMENTS AND CONTINGENCIES.
Amount of collateral transferred and designated	$ 24,000	$ 24,000	$ 35,000	$ 50,000
Maximum amount of exposure			$ 35,000